Note 16 - Subsequent Events	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Subsequent Events [Text Block]
NOTE
16.
Subsequent Events

Exercises of warrants.
Subsequent to
December 31, 2020,
the Company received proceeds of
$9.1
million as a result of the exercise of
788,009
warrants,
312,711
of which were exercised prior to and
475,298
that were exercised subsequent to
December 31, 2020.
Of the
$9.1
million,
$3.6
million was the receipt of the subscription receivable recorded as of
December 31, 2020.
In addition, there were cashless exercises of
250,000
warrants subsequent to
December 31, 2020
whereby, the holder converted their
250,000
warrants into
78,767
shares of common stock in accordance with the terms of the warrant agreement, as amended.  Therefore, as of
March 15, 2020,
the Company has
92,675,898
common stock,
9,500,174
warrants and
10,209,300
CVRs issued and outstanding.

Revolving
Credit Facility commitment.
  In
March 2021,
the Company's borrowing base and bank commitments under the Revolving Credit Facility were increased to
$50
million, subject to finalization of customary documentation.